Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares®
iShares Trust
Supplement dated December 15, 2021 (the “Supplement”) to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”), each dated March 1, 2021 (as revised November 15, 2021), for the iShares Global Green Bond ETF (BGRN) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Trustees (the “Board”) has approved the following changes that are expected to take effect for the Fund on or around March 1, 2022, except for the management fee change, which will take effect on December 15, 2021:

	Current	New
Fund Name	iShares Global Green Bond ETF	iShares USD Green Bond ETF
Underlying Index	Bloomberg MSCI Global Green Bond Select (USD Hedged) Index	Bloomberg MSCI USD Green Bond Select Index
Investment Objective	The Fund seeks to track the investment results of an index composed of global investment-grade green bonds that are issued to fund environmental projects, while mitigating exposure to currency fluctuations versus the U.S. dollar.	The Fund seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade green bonds that are issued by U.S. and non‑U.S. issuers to fund environmental projects.
Management Fee	0.25%	0.20%
Changes to the Fund’s “Fees and Expenses”
The section entitled “Fee and Expenses” on pages S‑1 and S-2 of the Summary Prospectus and the Prospectus is deleted in its entirety and replaced with the following:
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses
0.20%	None	0.00%	0.20%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255
Change to the Fund’s “Principal Investment Strategies”
The first six paragraphs of the section of the Summary Prospectus and the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Bloomberg MSCI USD Green Bond Select Index (the “Underlying Index”), which measures the performance of U.S. dollar-denominated investment-grade (as determined by Bloomberg Index Services Limited, a subsidiary of Bloomberg Capital, Inc. (the “Index Provider” or “Bloomberg”)) green bonds issued by U.S. and non‑U.S. issuers to fund projects with direct environmental benefits.
Green bonds are fixed income securities whose proceeds are exclusively applied to projects or activities that promote climate or other environmental sustainability purposes. For inclusion in the Underlying Index, securities are independently evaluated by MSCI ESG Research LLC (“MSCI ESG Research”), pursuant to an agreement between MSCI ESG Research and the Index Provider (or an affiliate), based on four criteria aligned with themes articulated in the Green Bond Principles, which are published by the International Capital Market Association (“Green Bond Principles”). The first criterion is whether the use of proceeds falls within at least one of six eligible environmental categories defined by MSCI ESG Research: alternative energy, energy efficiency, pollution prevention and control, sustainable water, green building and climate adaption. Other environmental activities that do not fit into these categories (e.g., sustainable forestry) may also be candidates for inclusion based on evaluations by MSCI ESG Research.
The remaining three criteria for evaluation and inclusion in the Underlying Index are processes for green project evaluation and selection, processes for the management of proceeds and a commitment to ongoing reporting of the environmental impact of the use of proceeds.
Self-labeled green bonds are evaluated for potential inclusion in the Underlying Index using the four criteria. Meeting all four criteria is required for bonds issued after the publication of the Green Bond Principles in January 2014. Green bonds issued prior to 2014 that are widely accepted by investors as green bonds may still qualify for the Underlying Index, even if not all four criteria are satisfied, since no formal guidelines were available at the time of issuance. General purpose bonds from issuers that are considered by the Index Provider to be a pure-play green company (defined as a legal entity with greater than 90% of activities, as measured by revenues, within one or more of the eligible environmental categories) must meet all four criteria to be eligible.
The Underlying Index includes sovereign and government-related debt, corporate bonds and securitized bonds denominated in U.S. dollars from both developed and emerging market issuers. As of October 31, 2021, the Underlying Index was composed of securities issued by entities in the following 23 countries or regions as well as securities issued or guaranteed by supranational entities: Australia, Brazil, Canada, Chile, China, France, Germany, Hong Kong, India, Indonesia, Japan, the Netherlands, Norway, the Philippines, Portugal, Qatar, Saudi Arabia, Singapore, South Korea, Sweden, the United Arab Emirates, the U.K. and the U.S.
As of October 31, 2021, a significant portion of the Underlying Index is represented by financials, utilities and non-U.S. agency debt securities. The components of the Underlying Index are likely to change over time. Eligible securities include, among others, fixed-rate coupon bonds; bonds that convert from fixed to floating rate (including fixed‑to‑float perpetuals); senior and subordinated securities; fixed-rate bullet, putable, sinkable/amortizing and callable bonds; taxable municipal securities; original issue zero coupon bonds; certificates of deposit; loan participation notes; and U.S. agency commercial mortgage-backed securities. Fixed‑to‑floating rate bonds are eligible during their fixed-rate term only. Certain types of securities are excluded from the Underlying Index, including, among others, contingent capital securities, bonds with equity-type features (e.g., warrants, convertibles and preferreds), inflation-linked bonds, floating-rate issues, fixed-rate perpetuals, tax‑exempt municipal securities, private placements (other than those offered pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”)), retail bonds and structured notes.
The Underlying Index does not have a one‑year minimum time to maturity requirement and holds bonds until final maturity. As of October 31, 2021, the weighted average duration of the securities in the Underlying Index was 6.6 years, and the weighted average maturity of the securities in the Underlying Index was 8.5 years.
The securities in the Underlying Index are weighted using an issuer capping methodology that sets a 23.75% cap on the aggregate weight of all large issuers, which are defined by the Index Provider as individually having at least 4.75% of the market value of the uncapped index. Small issuers, defined as individually having less than 4.75% of the market value of the uncapped index, are individually capped at 4.75% of the Underlying Index. The excess market value over the caps is redistributed on a pro rata basis to all other issuers’ bonds that are under the caps until no limits are breached. This methodology is applied at each rebalancing, which occurs on the last business day of each month.
The last six paragraphs of the section of the Summary Prospectus and the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by Bloomberg, MSCI ESG Research or their affiliates, which are independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the Fund’s Principal Risks
The sections entitled “Currency Hedging Risk” and “Currency Risk” on pages S‑6 and S‑7 of the Summary Prospectus and the Prospectus and pages 4‑5 of the Prospectus are deleted in their entirety.
The section entitled “Derivatives” on pages S‑7 and S‑8 of the Summary Prospectus and the Prospectus and pages 6‑7 of the Prospectus is deleted in its entirety.
The following phrases are deleted from the section entitled “Issuer Risk” on page S-10 of the Summary Prospectus and Prospectus and on page 13 of the Prospectus:
“and other instruments” and “or counterparty on other instruments” and “or instruments”
The section entitled “Market Trading Risk” on page S‑10 of the Summary Prospectus and the Prospectus is deleted in its entirety and replaced with the following:
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
The section entitled “National Closed Market Trading Risk” on page S‑10 of the Summary Prospectus and the Prospectus and page 15 of the Prospectus is deleted in its entirety.
The section entitled “Tax Risk” on pages S‑12 and S‑13 of the Summary Prospectus and the Prospectus and pages 20‑21 of the Prospectus is deleted in its entirety.
The section entitled “Tracking Error Risk” on page S‑13 of the Summary Prospectus and the Prospectus and page 21 of the Prospectus is deleted in its entirety and replaced with the following:
Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFs.
The section entitled “Valuation Risk” on pages S‑13 and S‑14 of the Summary Prospectus and the Prospectus is deleted in its entirety and replaced with the following:
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
As a result of the changes to the Fund’s name and the Fund’s Underlying Index, all other references in the Summary Prospectus, Prospectus and SAI to “iShares Global Green Bond ETF” or “Bloomberg MSCI Global Green Bond Select (USD Hedged) Index” are changed to reflect the Fund’s new name or the new Underlying Index, respectively.
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Green Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares®
iShares Trust
Supplement dated December 15, 2021 (the “Supplement”) to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”), each dated March 1, 2021 (as revised November 15, 2021), for the iShares Global Green Bond ETF (BGRN) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Trustees (the “Board”) has approved the following changes that are expected to take effect for the Fund on or around March 1, 2022, except for the management fee change, which will take effect on December 15, 2021:

	Current	New
Fund Name	iShares Global Green Bond ETF	iShares USD Green Bond ETF
Underlying Index	Bloomberg MSCI Global Green Bond Select (USD Hedged) Index	Bloomberg MSCI USD Green Bond Select Index
Investment Objective	The Fund seeks to track the investment results of an index composed of global investment-grade green bonds that are issued to fund environmental projects, while mitigating exposure to currency fluctuations versus the U.S. dollar.	The Fund seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade green bonds that are issued by U.S. and non‑U.S. issuers to fund environmental projects.
Management Fee	0.25%	0.20%
Changes to the Fund’s “Fees and Expenses”
The section entitled “Fee and Expenses” on pages S‑1 and S-2 of the Summary Prospectus and the Prospectus is deleted in its entirety and replaced with the following:
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)[1]
Management Fees	Distribution and Service (12b‑1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses
0.20%	None	0.00%	0.20%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255
Change to the Fund’s “Principal Investment Strategies”
The first six paragraphs of the section of the Summary Prospectus and the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Bloomberg MSCI USD Green Bond Select Index (the “Underlying Index”), which measures the performance of U.S. dollar-denominated investment-grade (as determined by Bloomberg Index Services Limited, a subsidiary of Bloomberg Capital, Inc. (the “Index Provider” or “Bloomberg”)) green bonds issued by U.S. and non‑U.S. issuers to fund projects with direct environmental benefits.
Green bonds are fixed income securities whose proceeds are exclusively applied to projects or activities that promote climate or other environmental sustainability purposes. For inclusion in the Underlying Index, securities are independently evaluated by MSCI ESG Research LLC (“MSCI ESG Research”), pursuant to an agreement between MSCI ESG Research and the Index Provider (or an affiliate), based on four criteria aligned with themes articulated in the Green Bond Principles, which are published by the International Capital Market Association (“Green Bond Principles”). The first criterion is whether the use of proceeds falls within at least one of six eligible environmental categories defined by MSCI ESG Research: alternative energy, energy efficiency, pollution prevention and control, sustainable water, green building and climate adaption. Other environmental activities that do not fit into these categories (e.g., sustainable forestry) may also be candidates for inclusion based on evaluations by MSCI ESG Research.
The remaining three criteria for evaluation and inclusion in the Underlying Index are processes for green project evaluation and selection, processes for the management of proceeds and a commitment to ongoing reporting of the environmental impact of the use of proceeds.
Self-labeled green bonds are evaluated for potential inclusion in the Underlying Index using the four criteria. Meeting all four criteria is required for bonds issued after the publication of the Green Bond Principles in January 2014. Green bonds issued prior to 2014 that are widely accepted by investors as green bonds may still qualify for the Underlying Index, even if not all four criteria are satisfied, since no formal guidelines were available at the time of issuance. General purpose bonds from issuers that are considered by the Index Provider to be a pure-play green company (defined as a legal entity with greater than 90% of activities, as measured by revenues, within one or more of the eligible environmental categories) must meet all four criteria to be eligible.
The Underlying Index includes sovereign and government-related debt, corporate bonds and securitized bonds denominated in U.S. dollars from both developed and emerging market issuers. As of October 31, 2021, the Underlying Index was composed of securities issued by entities in the following 23 countries or regions as well as securities issued or guaranteed by supranational entities: Australia, Brazil, Canada, Chile, China, France, Germany, Hong Kong, India, Indonesia, Japan, the Netherlands, Norway, the Philippines, Portugal, Qatar, Saudi Arabia, Singapore, South Korea, Sweden, the United Arab Emirates, the U.K. and the U.S.
As of October 31, 2021, a significant portion of the Underlying Index is represented by financials, utilities and non-U.S. agency debt securities. The components of the Underlying Index are likely to change over time. Eligible securities include, among others, fixed-rate coupon bonds; bonds that convert from fixed to floating rate (including fixed‑to‑float perpetuals); senior and subordinated securities; fixed-rate bullet, putable, sinkable/amortizing and callable bonds; taxable municipal securities; original issue zero coupon bonds; certificates of deposit; loan participation notes; and U.S. agency commercial mortgage-backed securities. Fixed‑to‑floating rate bonds are eligible during their fixed-rate term only. Certain types of securities are excluded from the Underlying Index, including, among others, contingent capital securities, bonds with equity-type features (e.g., warrants, convertibles and preferreds), inflation-linked bonds, floating-rate issues, fixed-rate perpetuals, tax‑exempt municipal securities, private placements (other than those offered pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”)), retail bonds and structured notes.
The Underlying Index does not have a one‑year minimum time to maturity requirement and holds bonds until final maturity. As of October 31, 2021, the weighted average duration of the securities in the Underlying Index was 6.6 years, and the weighted average maturity of the securities in the Underlying Index was 8.5 years.
The securities in the Underlying Index are weighted using an issuer capping methodology that sets a 23.75% cap on the aggregate weight of all large issuers, which are defined by the Index Provider as individually having at least 4.75% of the market value of the uncapped index. Small issuers, defined as individually having less than 4.75% of the market value of the uncapped index, are individually capped at 4.75% of the Underlying Index. The excess market value over the caps is redistributed on a pro rata basis to all other issuers’ bonds that are under the caps until no limits are breached. This methodology is applied at each rebalancing, which occurs on the last business day of each month.
The last six paragraphs of the section of the Summary Prospectus and the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by Bloomberg, MSCI ESG Research or their affiliates, which are independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the Fund’s Principal Risks
The sections entitled “Currency Hedging Risk” and “Currency Risk” on pages S‑6 and S‑7 of the Summary Prospectus and the Prospectus and pages 4‑5 of the Prospectus are deleted in their entirety.
The section entitled “Derivatives” on pages S‑7 and S‑8 of the Summary Prospectus and the Prospectus and pages 6‑7 of the Prospectus is deleted in its entirety.
The following phrases are deleted from the section entitled “Issuer Risk” on page S-10 of the Summary Prospectus and Prospectus and on page 13 of the Prospectus:
“and other instruments” and “or counterparty on other instruments” and “or instruments”
The section entitled “Market Trading Risk” on page S‑10 of the Summary Prospectus and the Prospectus is deleted in its entirety and replaced with the following:
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
The section entitled “National Closed Market Trading Risk” on page S‑10 of the Summary Prospectus and the Prospectus and page 15 of the Prospectus is deleted in its entirety.
The section entitled “Tax Risk” on pages S‑12 and S‑13 of the Summary Prospectus and the Prospectus and pages 20‑21 of the Prospectus is deleted in its entirety.
The section entitled “Tracking Error Risk” on page S‑13 of the Summary Prospectus and the Prospectus and page 21 of the Prospectus is deleted in its entirety and replaced with the following:
Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFs.
The section entitled “Valuation Risk” on pages S‑13 and S‑14 of the Summary Prospectus and the Prospectus is deleted in its entirety and replaced with the following:
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
As a result of the changes to the Fund’s name and the Fund’s Underlying Index, all other references in the Summary Prospectus, Prospectus and SAI to “iShares Global Green Bond ETF” or “Bloomberg MSCI Global Green Bond Select (USD Hedged) Index” are changed to reflect the Fund’s new name or the new Underlying Index, respectively.
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.